CONCENTRATION RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK

Customer Concentration

The Company generates a significant portion of its revenues from a limited number of customers. Customers accounting for 10% or more of total revenues for the three and six months ended June 30, 2026 and 2025 were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025

Kami Vision Incorporated	83%	36%	81%	34%

As of June 30, 2026 and December 31, 2025, customers representing 10% or more of total accounts receivable – related party were as follows:

	June 30,	December 31,
	2026	2025

Kami Vision Incorporated	84%	79%
ZKCam Technology Limited	16%	21%

The loss of, or a significant reduction in business from, any of these customers could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for the procurement of inventory and related products. Suppliers accounting for 10% or more of total inventory purchases for the three and six months ended June 30, 2026 and 2025 were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025

Ants Technology (HK) Limited (related party)	-	-	100%	-
Senslab Technology Co., Ltd (related party)	-	100%	-	100%

Customer Concentration

The Company’s revenues are concentrated among a limited number of customers. The following customer accounted for 10% or more of total revenues for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Kami Vision Incorporated	52%	27%

As of December 31, 2025 and 2024, the following customer accounted for 10% or more of total accounts receivable:

	December 31,	December 31,
	2025	2024

Kami Vision Incorporated	79%	82%
ZKCam Technology Limited	21%	-%

The loss of this customer or a significant reduction in purchases by this customer could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for its inventory purchases. The following suppliers accounted for 10% or more of total purchases for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	92%
Senslab HK Limited (related party)	100%	8%
Third-party supplier	0%	0%

As of December 31, 2025 and 2024, the following suppliers accounted for 10% or more of total accounts payable:

	December 31,	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	73%
Senslab HK Limited (related party)	0%	27%